Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
6.    Related party transactions:
(a)The income or expenses with related parties relate to amounts paid to or received from individuals or entities that are associated with the Company or with the Company’s directors or officers and these transactions are governed by pre-arranged contracts.
(b)On each of February 14, 2018 and January 15, 2019, the Company issued to Fairfax $250,000,000 aggregate principal of 5.50% senior notes due on February 14, 2025 (“2025 Fairfax Notes”) and January 15, 2026 (“2026 Fairfax Notes”), respectively, and a tranche of warrants to purchase 38,461,539 common shares of Seaspan at an exercise price of $6.50 per share, on each date. On February 28, 2020, Seaspan issued to Fairfax, in a private placement, $100,000,000 aggregate principal amount of 5.50% senior notes due on March 1, 2027 (the “2027 Fairfax Notes” and together with the 2025 Fairfax Notes and the 2026 Fairfax Notes, the “Fairfax Notes”) (note 13(e)).
In June 2021, the Company and Seaspan exchanged and amended the Fairfax Notes. Pursuant to this transaction, the Company exchanged $200,000,000 aggregate principal amount of the 2026 Fairfax Notes and all $100,000,000 aggregate principal amount of the 2027 Fairfax Notes for (i) 12,000,000 Series J 7.00% Cumulative Redeemable Perpetual Preferred Shares of the Company (the “Series J Preferred Shares”), representing total liquidation value of $300,000,000, and (ii) 1,000,000 five year warrants to purchase an equal number of Atlas common shares at an exercise price of $13.71 per share (the “Fairfax Exchange”) (note 18(e)). The exchanged 2026 Fairfax Notes and 2027 Fairfax Notes were subsequently cancelled. For the year ended December 31, 2021, the dividends paid for Series J Preferred Shares were $8,108,000 (December 31, 2020 – $nil).
In connection with the Fairfax Exchange, the Fairfax Holders also agreed to amend the terms of the $300,000,000 aggregate principal amount of the Fairfax Notes that remain outstanding following the Fairfax Exchange (the “Amendment”), which includes all $250,000,000 aggregate principal amount of the 2025 Fairfax Notes and $50,000,000 aggregate principal amount of the 2026 Fairfax Notes. The Amendment, among other things, eliminated the Fairfax Holders’ mandatory redemption and put rights and released and discharged all outstanding guarantees and liens on collateral thereunder. The Fairfax Holders also agreed to terminate Seaspan’s Amended and Restated Pledge and Collateral Agent Agreement and to release and discharge all liens on collateral thereof (note 13(e)). During the year ended December 31, 2021, the Company redeemed for cash the remaining 2025 Fairfax Notes and 2026 Fairfax Notes at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest.
(c)On February 28, 2020, in connection with the acquisition of APR Energy, Fairfax received common shares of Atlas as consideration for its equity interests in APR Energy and as settlement of indebtedness owing to Fairfax by APR Energy. In addition, Atlas reserved for issuance Holdback Shares for Fairfax. Fairfax remains a counterparty to certain indemnification and compensation arrangements related to the acquisition of APR Energy (note 3).
During the year ended December 31, 2021, 350,138 common shares were issued out of Holdback Shares. These Holdback Shares were released from the holdback of the minority sellers and purchased by Fairfax. Fairfax also paid $12,229,000 to the Company for settlement of an indemnification related to the cash repatriation from a foreign jurisdiction. In addition, the Company received $12,468,000 for the year ended December 31, 2021 (December 31, 2020 – $nil) from Fairfax for the settlement of an indemnification related to losses realized on sale or disposal of certain property, plant and equipment and inventory items (note 3). For the year ended December 31, 2021, interest expense related to Seaspan’s notes held by certain affiliates of Fairfax (the “Fairfax Holders”), including the Fairfax Notes, excluding amortization of the debt discount, was $19,204,000 (2020 – $32,114,000; 2019 – $26,927,000). For the year ended December 31, 2021, amortization of debt discount was $14,188,000 (2020 – $19,963,000; 2019 – $17,347,000).
(d)As at December 31, 2021, Fairfax held approximately 40.5% of the Company’s issued and outstanding common shares and has designated two members to the Company’s board of directors.
6.    Related party transactions (continued):
(e)In March 2021, the Company entered into a joint venture with Zhejiang Energy Group (“ZE”) and executed a shareholders agreement with ZE to form the joint venture (“ZE JV”). The Company owns 50% of the ZE JV. The purpose of the joint venture is to develop business in relation to container vessels, LNG vessels, environmental protection equipment and power equipment supply. In October 2021, through as series of transactions with a wholly owned subsidiary of the ZE JV as the ultimate purchaser, the Company sold one 4,250 TEU vessel for an aggregate purchase price of $38,280,000 (note 8). The Company continues to manage the ship operations of the vessel. During the year ended December 31, 2021, the Company earned revenue of $325,000 (2020 – $nil) and incurred expenses of $285,000 (2020 – $nil) in connection with the ship management of the vessel. As at December 31, 2021, the Company has invested $1,000,000 (December 31, 2020 – $nil) in the ZE JV.